ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

FILED VIA EDGAR

June 2, 2015

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Ultimus Managers Trust (the “Trust”)
File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the Trust hereby submits the attached exhibit containing interactive data format Risk/Return Summary information using the eXtensible Business Reporting Language (“XBRL”). The interactive data file included as an exhibit to this filing relates to the Prospectus and Statement of Additional Information of the Barrow Value Opportunity Fund and Barrow Long/Short Opportunity Funds (the “Funds”), a series of the Trust, as filed with the Commission pursuant to Rule 497(e) under the Securities Act on May 5, 2015. The Prospectus and Statement of Additional Information are incorporated by reference into this Rule 497 filing.

Please contact me at 513.587.3451 with any questions. Thank you.

Sincerely,

/s/ Frank L. Newbauer
Frank L. Newbauer
Assistant Secretary